Taxes - Current tax assets and liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current tax assets
Current tax assets	$ 1,518,807	$ 1,031,307
Current tax liabilities
Current tax liabilities	2,570,779	1,751,300
Non-current tax liabilities	70,543	0
Income tax [Member]
Current tax liabilities
Current tax liabilities	1,967,353	1,065,688
Tax of Industry and Commerce [Member]
Current tax liabilities
Current tax liabilities	195,776	174,207
National tax and surcharge on gasoline [Member]
Current tax liabilities
Current tax liabilities	145,569	141,408
Carbon tax [Member]
Current tax liabilities
Current tax liabilities	54,586	48,520
Value added tax [Member]
Current tax liabilities
Current tax liabilities	33,098	168,185
Other taxes [Member]
Current tax liabilities
Current tax liabilities	174,397	153,292
Other taxes [Member]
Current tax assets
Current tax assets	714,197	211,558
Income tax [member]
Current tax assets
Current tax assets	190,605	765,399
Credit tax balance [Member]
Current tax assets
Current tax assets	$ 614,005	$ 54,350